Operating Segment (Details) - CAD ($)	12 Months Ended
	Jan. 31, 2020	Jan. 31, 2019	Dec. 31, 2019	Feb. 01, 2018	Jan. 31, 2018
Statement [Line Items]
Revenue	$ 0	$ 0
Net loss	(19,588,762)	(9,254,790)
Total assets	8,250,779	10,306,750	$ 10,306,750	$ 471,826	$ 471,826
Total liabilities	5,594,218		6,811,238	527,618
E U [member]
Statement [Line Items]
Revenue	0	0
Net loss	400,570	0
Assets Total	113,030		0	0
Liabilities Total	12,617		0	0
U S [member]
Statement [Line Items]
Revenue	0	0
Net loss	9,586,874	2,315,864
Total asset	68,875		8,838,342	0
Total liabilities	1,451,065		1,800,739	0
Canada [member]
Statement [Line Items]
Revenue	0	0
Net loss	9,601,318	$ 6,938,926
Liabilities	$ 4,130,536		$ 5,010,499	$ 527,618